ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	At December 31	At December 31
(in thousands)	2025	2024

Trade payables	$19,968	$13,289
Interest payable on Convertible Notes	7,645	—
Payables in MLJV and MWJV	8,999	7,007
Other payables	4,590	1,037
	$41,202	$21,333